Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 164,966	$ 183,289
FHLB advances	57,000	208,000
Total short-term borrowings	221,966	391,289
FHLB Advances
Short-term Debt [Line Items]
Total short-term borrowings	57,000	208,000
Highest month-end balance	256,000	208,000
Short-term Debt, Average Outstanding Amount	$ 44,553	$ 23,924
Weighted-average interest rate:
As of year-end	2.45%	1.64%
Paid during the year	1.95%	1.16%
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Total short-term borrowings	$ 164,966	$ 183,289
Highest month-end balance	199,729	230,905
Short-term Debt, Average Outstanding Amount	$ 172,774	$ 205,269
Weighted-average interest rate:
As of year-end	0.49%	0.41%
Paid during the year	0.42%	0.35%